Guarantees for the technical provisions (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Insurance technical provisions and Pension Plans	R$ 316,155,117	R$ 286,386,634
(-) Portion corresponding to contracted reinsurance	(26,579)	(26,223)
(-) Premiums receivables	(2,497,694)	(1,774,506)
(-) Unearned premium provision - Health and dental insurance	(2,308,455)	(1,849,070)
Technical provisions to be covered	311,322,389	282,736,835
Investment fund quotas (VGBL and PGBL)	233,561,256	209,419,706
Investment fund quotas (excluding VGBL and PGBL)	28,409,893	30,015,734
Government securities	49,857,939	48,570,793
Stocks	1,202,571
Private securities	999,072	270,249
Total assets guarantee portfolio	314,030,731	288,276,482
Non-life insurance contracts [member]
IfrsStatementLineItems [Line Items]
Insurance technical provisions and Pension Plans	21,934,876	20,134,600
(-) Portion corresponding to contracted reinsurance	(4,924)	(10,186)
(-) Premiums receivables	(2,497,694)	(1,774,506)
(-) Unearned premium provision - Health and dental insurance	(2,308,455)	(1,849,070)
Technical provisions to be covered	17,123,803	16,500,838
Investment fund quotas (excluding VGBL and PGBL)	4,159,848	4,354,207
Government securities	14,232,086	14,003,541
Private securities	205,881
Total assets guarantee portfolio	18,597,815	18,357,748
Life insurance contracts [member]
IfrsStatementLineItems [Line Items]
Insurance technical provisions and Pension Plans	294,220,241	266,252,034	[1]
(-) Portion corresponding to contracted reinsurance	(21,655)	(16,037)
Technical provisions to be covered	294,198,586	266,235,997
Investment fund quotas (VGBL and PGBL)	233,561,256	209,419,706
Investment fund quotas (excluding VGBL and PGBL)	24,250,045	25,661,527
Government securities	35,625,853	34,567,252
Stocks	1,202,571
Private securities	793,191	270,249
Total assets guarantee portfolio	R$ 295,432,916	R$ 269,918,734

[1]	Is comprised of the Companies personal and pension insurance operations.